Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Revenue From Contract With Customer [Abstract]
Incremental costs of obtaining a contract	$ 1,335	$ 44	$ 0